Concentration Risk Schedule of Revenue Concentration (Details) (Revenue Concentration by Asset Class [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Money Market Assets [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	46.00%	50.00%	65.00%
Equity Assets [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	33.00%	31.00%	23.00%
Fixed-income Assets [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	20.00%	18.00%	12.00%